Segments and Geographic Areas (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
NET SALES TO EXTERNAL CUSTOMERS
Net sales	$ 3,103,690	$ 43,707,937	$ 44,503,562	$ 362,628,296	$ 377,742,872	$ 144,352,840	[1]
Cost of Sales
Cost of Sales	243,360	42,844,876	750,290	115,729,433	130,464,906	137,188,393	[1]
GROSS PROFIT
Gross profit	2,860,330	863,061	43,286,378	2,788,731	3,167,834	7,164,447	[1]
TOTAL ASSETS
Assets	164,763,676		164,763,676		94,235,112	63,444,488	[2]
Operating Segments
NET SALES TO EXTERNAL CUSTOMERS
Net sales			44,503,562	362,628,296	377,742,872	144,352,840
GROSS PROFIT
Gross profit			43,286,378	2,788,731	3,167,834	7,164,447
TOTAL ASSETS
Assets	164,763,676		164,763,676		94,235,112
Legacy YOD
NET SALES TO EXTERNAL CUSTOMERS
Net sales			0	0
Legacy YOD | Operating Segments
NET SALES TO EXTERNAL CUSTOMERS
Net sales			0	0	0	794,273
Cost of Sales
Cost of Sales			0	0
GROSS PROFIT
Gross profit					0	31,659
TOTAL ASSETS
Assets	635,128		635,128		26,442,810	27,141,163
Wecast Services
NET SALES TO EXTERNAL CUSTOMERS
Net sales					377,742,872	143,558,567
Wecast Services | Operating Segments
NET SALES TO EXTERNAL CUSTOMERS
Net sales					377,742,872	143,558,567
GROSS PROFIT
Gross profit					3,167,834	7,132,788
TOTAL ASSETS
Assets					51,592,929	$ 30,084,607
Mobile Energy Group, Formerly We Cast Services [Member]
NET SALES TO EXTERNAL CUSTOMERS
Net sales	3,103,690	$ 43,707,937	44,503,562	362,628,296
Mobile Energy Group, Formerly We Cast Services [Member] | Operating Segments
NET SALES TO EXTERNAL CUSTOMERS
Net sales			44,503,562	362,628,296
Cost of Sales
Cost of Sales			1,217,184	$ 359,839,565
TOTAL ASSETS
Assets	164,128,548		164,128,548		51,592,929
Unallocated | Operating Segments
TOTAL ASSETS
Assets	$ 0		$ 0		$ 16,199,373

[1]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)
[2]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited (“Guang Ming”). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)